Commitments and Contingencies (Schedule of Aggregate Minimum Lease Payments) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments and Contingencies [Abstract]
2016	$ 22,560
2017	14,820
2018	11,264
2019	8,576
2020	6,574
Thereafter	833
Total	$ 64,627